GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:          GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2015 and 2016 were as follows:

Balance as of January 1, 2015	$164,092

Acquisition of MMR	7,452
Acquisition of Undertone	119,448
Impairment	(87,043)
Revaluation (foreign currency exchange)	(256)

Balance as of December 31, 2015	$203,693

Final adjustments to Undertone's purchase price (see Note 4)	(12,956)

Balance as of December 31, 2016	$190,737

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2016:

	December 31, 2015	Amortization	OCI	Disposals	December 31, 2016

Acquired technology	$30,715	$-	$(41)	$-	$30,674
Accumulated amortization	(8,963)	(5,543)	16	-	(14,490)
Impairment	(956)	-	-	-	(956)
Acquired technology, net	20,796	(5,543)	(25)	-	15,228

Customer relationships	31,911	-	(13)	-	31,898
Accumulated amortization	(1,161)	(12,750)	6	-	(13,905)
Impairment	(91)	-	-	-	(91)
Customer relationships, net	30,659	(12,750)	(7)	-	17,902

Tradename and other	22,483	-	(59)	(4,200)	18,224
Accumulated amortization	(4,609)	(3,681)	11	4,200	(4,079)
Impairment	(3,257)	-	-	-	(3,257)
Tradename and other, net	14,617	(3,681)	(48)	-	10,888

Intangible assets, net	$66,072	$(21,974)	$(80)	$-	$44,018

The following is a summary of intangible assets as of December 31, 2015:

	December 31, 2014	Additions	Amortization	Impairment	OCI	Disposals	December 31, 2015

Acquired technology	$38,515	$20,761	$-	$-	$(46)	$(28,515)	$30,715
Accumulated amortization	(15,698)	-	(4,374)	-	2	11,107	(8,963)
Impairment	(14,347)	-	-	(4,017)	-	17,408	(956)
Acquired technology, net	8,470	20,761	(4,374)	(4,017)	(44)	-	20,796

In-process R&D	2,000	-	-	-	-	(2,000)	-
Impairment	(2,000)	-	-	-	-	2,000	-
In-process R&D, net	-	-	-	-	-	-	-

Customer relationships	3,144	30,395	-	-	(14)	(1,614)	31,911
Accumulated amortization	(903)	-	(766)	-	-	508	(1,161)
Impairment	-	-	-	(1,197)	-	1,106	(91)
Customer relationships, net	2,241	30,395	(766)	(1,197)	(14)	-	30,659

Tradename and other	11,911	15,498	-	-	(66)	(4,860)	22,483
Accumulated amortization	(2,138)	-	(3,739)	-	2	1,266	(4,609)
Impairment	(3,594)	-	-	(3,257)	-	3,594	(3,257)
Tradename and other, net	6,179	15,498	(3,739)	(3,257)	(64)	-	14,617

Intangible assets, net	$16,890	$66,654	$(8,879)	$(8,471)	$(122)	$-	$66,072

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

In December 2014 and 2015, the Company performed an impairment review of several intangible assets that were recognized in connection with the acquisitions of Perion (see Note 1) and Grow Mobile, respectively, which resulted in total impairment charges of $19,941 and $8,471 that are included in impairment, net of change in fair value of contingent consideration in the statement of income for the years ended December 31, 2014 and 2015, respectively. Related deferred tax liabilities of $3,191 and $2,291 have also been written off and are included in taxes on income, as tax benefit, for the years ended December 31, 2014 and 2015, respectively. Such impairments resulted primarily due to lower than anticipated sales and cash flow as well as managerial decisions to abandon certain R&D projects. No such impairment charges were recorded in 2016.

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2017	$16,197
2018	12,028
2019	9,944
2020	4,861
2021	229
Thereafter	759

$44,018